SEMI-ANNUAL REPORT

 . PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT OF
  PACIFIC LIFE INSURANCE COMPANY





                                                      [LOGO OF
                                                      PACIFIC
                                                     CORINTHIAN]

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (Unaudited)
(In thousands)

                                                              Variable  Variable  Variable  Variable  Variable  Variable  Variable
                                                              Account   Account   Account   Account   Account   Account   Account
                                                                 I         II       III       IV        VII       IX         X
                                                              ======================================================================
ASSETS

Investments in Pacific Select Fund:
 Money Market Portfolio (351 shares; cost $3,523) ..........   $3,531
 Equity Portfolio (2,245 shares; cost $30,202) .............            $62,612
 Bond and Income Portfolio (1,298 shares; cost $15,127) ....                      $17,068
 Government Securities Portfolio (121 shares; cost $1,240) .                                 $1,295
 Equity Income Portfolio (613 shares; cost $9,136) .........                                          $15,405
 Multi-Strategy Portfolio (657 shares; cost $7,829) ........                                                    $10,775
 Managed Bond Portfolio (21 shares; cost $236) .............                                                                $239
 High Yield Bond Portfolio (43 shares; cost $425) ..........
 Equity Index Portfolio (95 shares; cost $2,383) ...........
 International Portfolio (53 shares; cost $779) ............
 Growth LT Portfolio (121 shares; cost $1,958) .............

Receivables:
 Fund shares redeemed ......................................                 31         8
                                                              ----------------------------------------------------------------------
Total Assets................................................    3,531    62,643    17,076     1,295    15,405    10,775      239
                                                              ----------------------------------------------------------------------
LIABILITIES

Payables:
 Due to Pacific Life Insurance Company .....................                 31         8
 Other liabilities .........................................        8       554        69         3       159        14        1
                                                              ----------------------------------------------------------------------
Total Liabilities ..........................................        8       585        77         3       159        14        1
                                                              ----------------------------------------------------------------------
NET ASSETS .................................................   $3,523   $62,058   $16,999    $1,292   $15,246   $10,761     $238
                                                              ======================================================================

                                                              Variable  Variable  Variable  Variable
                                                              Account   Account   Account   Account
                                                                 XI       XII      XIII       XIV
                                                              ======================================
ASSETS

Investments in Pacific Select Fund:
 Money Market Portfolio (351 shares; cost $3,523) ..........
 Equity Portfolio (2,245 shares; cost $30,202) .............
 Bond and Income Portfolio (1,298 shares; cost $15,127) ....
 Government Securities Portfolio (121 shares; cost $1,240) .
 Equity Income Portfolio (613 shares; cost $9,136) .........
 Multi-Strategy Portfolio (657 shares; cost $7,829) ........
 Managed Bond Portfolio (21 shares; cost $236) .............
 High Yield Bond Portfolio (43 shares; cost $425) ..........   $423
 Equity Index Portfolio (95 shares; cost $2,383) ...........             $2,824
 International Portfolio (53 shares; cost $779) ............                        $918
 Growth LT Portfolio (121 shares; cost $1,958) .............                                  $2,621

Receivables:
 Fund shares redeemed ......................................
                                                              --------------------------------------
Total Assets................................................    423       2,824      918       2,621
                                                              --------------------------------------
LIABILITIES

Payables:
 Due to Pacific Life Insurance Company .....................
 Other liabilities .........................................      1         6        2           8
                                                              --------------------------------------
Total Liabilities ..........................................      1         6        2           8
                                                              --------------------------------------
NET ASSETS .................................................   $422    $2,818     $916      $2,613
                                                              ======================================

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)
(In thousands)

                                  Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                                  Account  Account   Account  Account  Account  Account  Account  Account  Account  Account  Account
                                     I       II        III      IV       VII      IX       X        XI       XII     XIII      XIV
                                  ==================================================================================================
INVESTMENT INCOME
 Dividends ......................  $97    $ 3,748    $ 619      $58    $1,772   $  959     $10      $15     $ 35     $ 63     $104
                                  -------------------------------------------------------------------------------------------------
Total Investment Income .........   97      3,748      619       58     1,772      959      10       15       35       63      104
                                  -------------------------------------------------------------------------------------------------
EXPENSES
 Mortality and expense risk fees.   22        384      112        7        93       70       1        2       13        5       13
 Other operating expenses .......               3        1                  1        1                         1
                                  -------------------------------------------------------------------------------------------------
Total Expenses ..................   22        387      113        7        94       71       1        2       14        5       13
                                  -------------------------------------------------------------------------------------------------
Net Investment Income ...........   75      3,361      506       51     1,678      888       9       13       21       58       91
                                  -------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain (loss)
  from security transactions ....    3      9,234      679       (1)    1,230      685      (1)               (3)       1        3
 Net unrealized appreciation
  (depreciation) on investments .   (2)     1,167     (412)      (7)     (717)    (451)              (7)     309       53      468
                                  -------------------------------------------------------------------------------------------------
Net Realized And Unrealized Gain
  (Loss) On Investments .........    1     10,401      267       (8)      513      234      (1)      (7)     306       54      471
                                  -------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ......  $76    $13,762    $ 773      $43    $2,191   $1,122     $ 8      $ 6     $327     $112     $562
                                  ==================================================================================================

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)
(In thousands)

                                  Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                                  Account  Account  Account  Account  Account  Account  Account  Account  Account  Account  Account
                                     I        II      III      IV       VII      IX        X       XI       XII      XIII     XIV
                                  ==================================================================================================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income .......... $   75   $ 3,361  $   506  $   51  $ 1,678   $   888   $  9     $ 13    $   21     $ 58   $   91
 Net realized gain (loss) from
  security transactions .........      3     9,234      679      (1)   1,230       685     (1)                (3)       1        3
 Net unrealized appreciation
  (depreciation) on investments .     (2)    1,167     (412)     (7)    (717)     (451)             (7)      309       53      468
                                  --------------------------------------------------------------------------------------------------
Net Increase In Net Assets
 Resulting From Operations ......     76    13,762      773      43    2,191     1,122      8        6       327      112      562
                                  --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM ACCOUNT TRANSACTIONS

 Transfers in ...................    799        78      116     112      595        99     87      173     1,411      199      868
 Transfers out .................. (1,439)  (22,289)  (6,895)    (80)  (3,819)   (3,265)   (50)     (57)     (465)    (269)    (463)
                                  --------------------------------------------------------------------------------------------------
Net Increase (Decrease) In Net
  Assets Derived  From Account
  Transactions ..................   (640)  (22,211)  (6,779)     32   (3,224)   (3,166)    37      116       946      (70)     405
                                  --------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS ........................   (564)   (8,449)  (6,006)     75   (1,033)   (2,044)    45      122     1,273       42      967
                                  --------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period ............  4,087    70,507   23,005   1,217   16,279    12,805    193      300     1,545      874    1,646
                                  --------------------------------------------------------------------------------------------------
 End of Period .................. $3,523   $62,058  $16,999  $1,292  $15,246   $10,761   $238     $422    $2,818     $916   $2,613
                                  ==================================================================================================

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                   Variable  Variable  Variable  Variable  Variable  Variable  Variable  Variable
                                                   Account   Account   Account   Account   Account   Account   Account   Account
                                                      I         II       III       IV        VII       IX         X        XI
                                                  ================================================================================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ........................    $   218   $  2,665  $  2,000   $   55   $  1,227  $ 1,282    $  4     $ 14
 Net realized gain from security transactions .          9     15,642       825        9      3,789    1,803       1        1
 Net unrealized appreciation (depreciation)
   on investments .............................          2     (2,259)    1,360       38        398      (58)      1
                                                  --------------------------------------------------------------------------------
Net Increase In Net Assets
 Resulting From Operations ....................        229     16,048     4,185      102      5,414    3,027       6       15
                                                  --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM ACCOUNT TRANSACTIONS
 Transfers in .................................        609      1,275       468       72        591      341     167      227
 Transfers out ................................     (2,753)   (38,947)  (14,299)    (345)   (10,462)  (8,620)    (27)     (27)
                                                  --------------------------------------------------------------------------------
Net Increase (Decrease) In Net Assets
 Derived From Account Transactions ............     (2,144)   (37,672)  (13,831)    (273)    (9,871)  (8,279)    140      200
                                                  --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........     (1,915)   (21,624)   (9,646)    (171)    (4,457)  (5,252)    146      215
                                                  --------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year ............................      6,002     92,131    32,651    1,388     20,736   18,057      47       85
                                                  --------------------------------------------------------------------------------
 End of Year ..................................    $ 4,087   $ 70,507  $ 23,005   $1,217   $ 16,279  $12,805    $193     $300
                                                  ================================================================================

                                                  Variable  Variable  Variable
                                                  Account   Account   Account
                                                    XII       XIII      XIV
                                                  ============================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ........................   $   22    $  21     $   61
 Net realized gain from security transactions .       73       54        102
 Net unrealized appreciation (depreciation)
   on investments .............................       59       (8)        (5)
                                                  --------------------------
Net Increase In Net Assets
 Resulting From Operations ....................      154       67        158
                                                  --------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM ACCOUNT TRANSACTIONS
 Transfers in .................................    1,203      400        624
 Transfers out ................................     (225)    (269)      (560)
                                                  --------------------------
Net Increase (Decrease) In Net Assets
 Derived From Account Transactions ............      978      131         64
                                                  --------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........    1,132      198        222
                                                  --------------------------
NET ASSETS
 Beginning of Year ............................      413      676      1,424
                                                  --------------------------
 End of Year ..................................   $1,545    $ 874     $1,646
                                                  ==========================

See Notes to Financial Statements

                  PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


1.  ORGANIZATION

    Pacific Corinthian Variable Separate Account (the "Separate Account") of Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company - see Note 1 to Financial Statements of the Pacific Select Fund on A-
67), is a separate investment account originally established by a resolution of the Board of Directors of Pacific Corinthian Life Insurance Company ("PCL").

    PCL, formerly a wholly owned subsidiary of Pacific Life Insurance Company ("Pacific Life"), was a stock life insurance company organized under the laws of the State of California.

    PCL was formed to rehabilitate the business of First Capital Life Insurance Company ("FCL") under a five year rehabilitation plan ("the Plan"). Under the terms of the Plan, FCL's insurance policies in force, primarily individual annuities and universal life insurance, were restructured and assumed by PCL on December 31, 1992, pursuant to an assumption reinsurance agreement and asset purchase agreement. On September 30, 1997, PCL completed the Plan of FCL. on October 30, 1997, PCL was merged into Pacific Life, with Pacific Life as the surviving entity. The Separate Account remained intact and became a Separate Account of Pacific Life.

    During the rehabilitation period, the Plan did not allow PCL to accept new premiums nor did it allow the Contract Owners to transfer from any of the Variable Accounts to the Fixed Account, or from the Fixed Account to any of the Variable Accounts. Transfers were permitted among the Variable Accounts. The Plan had no impact upon the operations or unit values of the Separate Account.

   The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts. The assets of the Separate Account are carried at market value.

   The Separate Account which operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts ("Variable Accounts"). The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund") as follows:

                                           Portfolios
                                           ----------
           Variable Account I       Money Market Portfolio
           Variable Account II      Equity Portfolio
           Variable Account III     Bond and Income Portfolio
           Variable Account IV      Government Securities Portfolio
           Variable Account VII     Equity Income Portfolio
           Variable Account IX      Multi-Strategy Portfolio
           Variable Account X       Managed Bond Portfolio
           Variable Account XI      High Yield Bond Portfolio
           Variable Account XII     Equity Index Portfolio
           Variable Account XIII    International Portfolio
           Variable Account XIV     Growth LT Portfolio

    Each Variable Account pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Section A of this report and should be read in conjunction with the Separate Account's financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    A.  Valuation of Investments

    Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

    B.  Security Transactions

    Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

    C.  Federal Income Taxes

    The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

                  PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


3.  DIVIDENDS

    During the six months period ended June 30, 1998, the fund has declared dividends for each portfolio invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4.  CONTRACT CHARGES

    A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

    An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Accounts to which the Contract Value is allocated.

    Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account's net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

    In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life's guarantee that such expenses will not exceed 0.25% of each Variable Account's average daily net assets annually. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.6% of average daily net assets annually after consideration for any adjustment by the Fund's Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Portfolio of the Fund.

5.  RELATED PARTY AGREEMENT

    Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6.  SELECTED ACCUMULATION UNIT** INFORMATION

    Selected accumulation unit information for the period ended June 30, 1998 were as follows:

                                Accumulation
                                 Unit Value
                             ------------------     Number of
                                At                    Units
                              Begin-       At      Outstanding
                 Variable    ning of     End of     At End of
                 Accounts     Period     Period      Period
                 --------    -------     ------    -----------

                    I         $1.893     $1.931     1,824,313
                    II         6.081      7.489     8,286,190
                   III         4.458      4.647     3,657,883
                    IV         1.985      2.052       629,759
                   VII         2.609      2.997     5,087,733
                    IX         2.204      2.420     4,447,422
                    X          1.306      1.351       176,371
                    XI         1.369      1.399       301,794
                   XII         2.118      2.475     1,138,685
                   XIII        1.434      1.645       556,451
                   XIV         1.667      2.163     1,208,021

** Accumulation Unit: unit of measure used to calculate the value of a Contract
   Owner's interest in a Variable Account during the Accumulation Period.

                     ____________________________________